RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Interest expense, related party	$ 152,000	$ 100,000	$ 414,000	$ 257,000	$ 368,000	$ 160,000